Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating activities:
Net income (loss) before provision for income taxes	$ (474,131)	$ 43,435	$ 78,823	$ 101,625
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	$ 23,917	$ 25,213	31,948	36,814
Allowance for bad debts			25,853	141,279
Loss on disposals			(271)	26
Interest on related party loan			13,969	15,407
Product development cost written off	$ 139,323	$ 154,693	200,972	234,139
Prior year adjustments			(58,540)	(16,753)	$ (37,078)
Changes in assets and liabilities:
Accounts receivable - trade	14,811	(21,224)	101,864	(195,573)
Prepayments	173,992	$ (58,571)	(20,248)	(35,803)
Accrued revenue	2,952
Accounts payable	143,366	$ 207,054	(127,167)	23,430
Payroll, employee benefits, severance	75,424	$ (23,547)	(85,340)	$ (37,145)
Short term overdraft - Pan Asia Bank	870		164,589
Due to relates parties	11,876	$ 236,245	(56,895)	$ 10,749
Taxes payable			(50,734)	$ (2,661)
Payable for acquisition	(124,238)	310,000	310,000
Accruals and other payables	16,090	(165,892)	(149,374)	$ 3,746
Deferred taxes	(33,235)	$ (65,223)	2,155	(7,437)
Deferred revenue	(10,013)
Net cash provided by operating activities	(38,997)	$ 642,182	381,604	271,843
Investing activities:
Acquisition of property and equipment	(43,920)	(26,259)	(38,308)	(59,294)
Sale proceeds on disposal of property and equipment			4,004	229
Intangible asset	(189,174)	(143,118)	(190,210)	(239,770)
Net cash used in investing activities	(233,094)	(169,377)	(224,514)	$ (298,835)
Financing activities:
Long term - Due to related parties	(58,297)	(17,416)	(46,958)
Common Stock	3,460	(364,353)	(363,353)
Preferred Stock	500	5,000	5,000
Additional Paid in Capital	342,540	(64,177)	184,823
Dividend paid			(2,312)
Net cash provided by (used in) financing activities	288,203	(440,946)	(222,800)
Effect of exchange rate changes on cash	42,941	35,597	66,477	$ 389
Net increase (decrease) in cash	59,053	67,456	767	(26,604)
Cash, beginning of year	10,530	9,763	9,763	36,366
Cash, end of year	$ 69,583	77,219	10,530	9,763	36,366
Duo Software (Pvt.) Limited [Member]
Operating activities:
Net income (loss) before provision for income taxes				101,625	(111,247)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation				36,814	$ 42,612
Allowance for bad debts				$ 141,279
Accounts written off					$ (15,248)
Loss on disposals				$ 26
Interest on related party loan				15,407
Product development cost written off				234,139	$ 327,298
Prior year adjustments				(16,753)	(37,078)
Changes in assets and liabilities:
Accounts receivable - trade				(195,573)	(40,197)
Prepayments				(35,803)	(108,245)
Accounts payable				23,430	49,515
Payroll, employee benefits, severance				(37,145)	(50,259)
Due to relates parties				10,749	74,873
Taxes payable				(2,661)	21,488
Accruals and other payables				3,745	137,342
Deferred taxes				(7,437)	284
Net cash provided by operating activities				271,842	291,138
Investing activities:
Acquisition of property and equipment				(59,294)	$ (14,301)
Sale proceeds on disposal of property and equipment				229
Product development				(239,770)	$ (260,332)
Net cash used in investing activities				$ (298,835)	$ (274,633)
Financing activities:
Long term - Due to related parties
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash				$ 389	$ (47,238)
Net increase (decrease) in cash				(26,604)	(30,733)
Cash, beginning of year		$ 9,763	$ 9,763	36,366	67,098
Cash, end of year				$ 9,763	36,366
Supplemental disclosure of cash flow information:
Imputed interest recognized in additional paid in capital					$ 74,197